Earnings per Share (EPS)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Earnings per Share (EPS)
Earnings per Share (EPS)

Note 15: Earnings per Share (EPS)

Basic EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. The Company does not have any potentially dilutive securities outstanding for the three or six months ended December 31, 2022, or 2021.

Note 14: Earnings per Share (EPS)

Basic EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted EPS considers the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. The Company does not have any potentially dilutive securities outstanding on June 30, 2022, 2021 or 2020.